Distribution Date:	12/10/21	GS Mortgage Securities Trust 2016-GS2
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-GS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Additional Information	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Job Warshaw	(305) 695-5600
			1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15
		Veritas Pool 2 Special	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17	Servicer
Principal Prepayment Detail	18		General	(305) 229-6465
Historical Detail	19		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	20	Representations Reviewer
Collateral Stratification and Historical Detail	21		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	22		375 North French Road, Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	Torchlight Investors LLC
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36252TAN5	1.478000%	11,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252TAP0	2.635000%	137,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252TAQ8	2.791000%	165,000,000.00	164,999,999.93	0.00	383,762.50	0.00	0.00	383,762.50	164,999,999.93	37.62%	30.00%
A-4	36252TAR6	3.050000%	187,977,000.00	187,977,000.00	0.00	477,774.88	0.00	0.00	477,774.88	187,977,000.00	37.62%	30.00%
A-AB	36252TAS4	2.922000%	23,162,000.00	20,880,203.37	409,882.40	50,843.30	0.00	0.00	460,725.70	20,470,320.97	37.62%	30.00%
A-S	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00	30.09%	24.00%
B	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00	23.04%	18.38%
C	36252TAY1	4.705494%	35,656,000.00	35,656,000.00	0.00	139,815.90	0.00	0.00	139,815.90	35,656,000.00	17.08%	13.63%
D	36252TAA3	2.753000%	42,223,000.00	42,223,000.00	0.00	96,866.60	0.00	0.00	96,866.60	42,223,000.00	10.03%	8.00%
E	36252TAE5	4.705494%	20,643,000.00	20,643,000.00	0.00	80,946.25	0.00	0.00	80,946.25	20,643,000.00	6.58%	5.25%
F	36252TAG0	4.705494%	7,506,000.00	7,506,000.00	0.00	29,432.86	0.00	0.00	29,432.86	7,506,000.00	5.33%	4.25%
G*	36252TAJ4	4.705494%	31,903,230.00	31,903,230.00	0.00	111,683.53	0.00	0.00	111,683.53	31,903,230.00	0.00%	0.00%
R	36252TAL9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,643,231.00	599,050,433.30	409,882.40	1,626,946.75	0.00	0.00	2,036,829.15	598,640,550.90

Notional Certificates
X-A	36252TAT2	1.737873%	570,488,000.00	418,895,203.30	0.00	606,655.66	0.00	0.00	606,655.66	418,485,320.90
X-B	36252TAU9	0.946494%	42,224,000.00	42,224,000.00	0.00	33,303.95	0.00	0.00	33,303.95	42,224,000.00
X-D	36252TAC9	1.952494%	42,223,000.00	42,223,000.00	0.00	68,700.11	0.00	0.00	68,700.11	42,223,000.00
Notional SubTotal			654,935,000.00	503,342,203.30	0.00	708,659.72	0.00	0.00	708,659.72	502,932,320.90

Deal Distribution Total					409,882.40	2,335,606.47	0.00	0.00	2,745,488.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252TAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252TAP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252TAQ8	999.99999958	0.00000000	2.32583333	0.00000000	0.00000000	0.00000000	0.00000000	2.32583333	999.99999958
A-4	36252TAR6	1,000.00000000	0.00000000	2.54166669	0.00000000	0.00000000	0.00000000	0.00000000	2.54166669	1,000.00000000
A-AB	36252TAS4	901.48533676	17.69633020	2.19511700	0.00000000	0.00000000	0.00000000	0.00000000	19.89144720	883.78900656
A-S	36252TAV7	1,000.00000000	0.00000000	2.74333341	0.00000000	0.00000000	0.00000000	0.00000000	2.74333341	1,000.00000000
B	36252TAW5	1,000.00000000	0.00000000	3.13250000	0.00000000	0.00000000	0.00000000	0.00000000	3.13250000	1,000.00000000
C	36252TAY1	1,000.00000000	0.00000000	3.92124467	0.00000000	0.00000000	0.00000000	0.00000000	3.92124467	1,000.00000000
D	36252TAA3	1,000.00000000	0.00000000	2.29416669	0.00000000	0.00000000	0.00000000	0.00000000	2.29416669	1,000.00000000
E	36252TAE5	1,000.00000000	0.00000000	3.92124449	0.00000000	0.00000000	0.00000000	0.00000000	3.92124449	1,000.00000000
F	36252TAG0	1,000.00000000	0.00000000	3.92124434	0.00000000	0.00000000	0.00000000	0.00000000	3.92124434	1,000.00000000
G	36252TAJ4	1,000.00000000	0.00000000	3.50069664	0.42054801	9.30632133	0.00000000	0.00000000	3.50069664	1,000.00000000
R	36252TAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252TAT2	734.27522279	0.00000000	1.06339776	0.00000000	0.00000000	0.00000000	0.00000000	1.06339776	733.55674598
X-B	36252TAU9	1,000.00000000	0.00000000	0.78874455	0.00000000	0.00000000	0.00000000	0.00000000	0.78874455	1,000.00000000
X-D	36252TAC9	1,000.00000000	0.00000000	1.62707790	0.00000000	0.00000000	0.00000000	0.00000000	1.62707790	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	383,762.50	0.00	383,762.50	0.00	0.00	0.00	383,762.50	0.00
A-4	11/01/21 - 11/30/21	30	0.00	477,774.88	0.00	477,774.88	0.00	0.00	0.00	477,774.88	0.00
X-A	11/01/21 - 11/30/21	30	0.00	606,655.66	0.00	606,655.66	0.00	0.00	0.00	606,655.66	0.00
X-B	11/01/21 - 11/30/21	30	0.00	33,303.95	0.00	33,303.95	0.00	0.00	0.00	33,303.95	0.00
A-AB	11/01/21 - 11/30/21	30	0.00	50,843.30	0.00	50,843.30	0.00	0.00	0.00	50,843.30	0.00
A-S	11/01/21 - 11/30/21	30	0.00	123,554.25	0.00	123,554.25	0.00	0.00	0.00	123,554.25	0.00
B	11/01/21 - 11/30/21	30	0.00	132,266.68	0.00	132,266.68	0.00	0.00	0.00	132,266.68	0.00
C	11/01/21 - 11/30/21	30	0.00	139,815.90	0.00	139,815.90	0.00	0.00	0.00	139,815.90	0.00
D	11/01/21 - 11/30/21	30	0.00	96,866.60	0.00	96,866.60	0.00	0.00	0.00	96,866.60	0.00
X-D	11/01/21 - 11/30/21	30	0.00	68,700.11	0.00	68,700.11	0.00	0.00	0.00	68,700.11	0.00
E	11/01/21 - 11/30/21	30	0.00	80,946.25	0.00	80,946.25	0.00	0.00	0.00	80,946.25	0.00
F	11/01/21 - 11/30/21	30	0.00	29,432.86	0.00	29,432.86	0.00	0.00	0.00	29,432.86	0.00
G	11/01/21 - 11/30/21	30	282,377.60	125,100.37	0.00	125,100.37	13,416.84	0.00	0.00	111,683.53	296,901.71
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			282,377.60	2,349,023.31	0.00	2,349,023.31	13,416.84	0.00	0.00	2,335,606.47	296,901.71

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252TAY1	4.705494%	35,656,000.00	35,656,000.00	0.00	139,815.90	0.00	0.00	139,815.90	35,656,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			122,918,000.03	122,918,000.00	0.00	395,636.83	0.00	0.00	395,636.83	122,918,000.00

Exchangeable Certificate Details
PEZ	36252TAX3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,745,488.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,361,347.53	Master Servicing Fee	6,408.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,993.67
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	249.60
ARD Interest	0.00	Operating Advisor Fee	1,173.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	499.21
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,324.22
Total Interest Collected	2,361,347.53

Principal		Expenses/Reimbursements
Scheduled Principal	409,882.40	Reimbursement for Interest on Advances	138.03
Unscheduled Principal Collections		ASER Amount	1,830.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,448.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	409,882.40	Total Expenses/Reimbursements	13,416.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,335,606.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	409,882.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,745,488.87
Total Funds Collected	2,771,229.93	Total Funds Distributed	2,771,229.93

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	599,050,433.72	599,050,433.72	Beginning Certificate Balance	599,050,433.30
(-) Scheduled Principal Collections	409,882.40	409,882.40	(-) Principal Distributions	409,882.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	598,640,551.32	598,640,551.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	599,857,134.90	599,857,134.90	Ending Certificate Balance	598,640,550.90
Ending Actual Collateral Balance	599,502,689.31	599,502,689.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.42)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.42)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	5	20,288,603.98	3.39%	51	4.9815	1.828364	1.30 or less	10	153,231,652.47	25.60%	50	4.9591	0.721342
5,000,001 to 10,000,000	9	69,601,484.79	11.63%	51	4.7445	1.697156	1.31-1.40	5	79,800,165.83	13.33%	51	4.8890	1.350794
10,000,001 to 15,000,000	7	92,413,257.11	15.44%	51	4.7423	1.374058	1.41-1.50	4	48,507,159.73	8.10%	50	4.8930	1.469645
15,000,001 to 20,000,000	5	83,814,364.66	14.00%	50	4.8404	1.334930	1.51-1.60	2	67,702,160.14	11.31%	53	4.6131	1.544078
20,000,001 to 30,000,000	4	91,944,377.79	15.36%	50	5.0091	0.819516	1.61-1.70	1	5,840,518.35	0.98%	50	4.7100	1.680000
30,000,001 to 40,000,000	1	32,578,462.99	5.44%	49	5.0640	1.130000	1.71-1.80	2	12,904,659.36	2.16%	50	4.5825	1.796880
40,000,001 to 60,000,000	1	58,500,000.00	9.77%	53	4.5700	1.540000	1.81-1.90	1	3,187,169.00	0.53%	52	4.9945	1.900000
60,000,001 or greater	2	149,500,000.00	24.97%	50	4.4381	2.189565	1.91-2.00	2	38,533,925.72	6.44%	50	4.5927	1.936005
Totals	34	598,640,551.32	100.00%	51	4.7301	1.542963	2.01-3.00	6	184,133,140.72	30.76%	50	4.5126	2.179549
							3.01 or greater	1	4,800,000.00	0.80%	50	4.4700	3.030000
							Totals	34	598,640,551.32	100.00%	51	4.7301	1.542963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	8,719,694.72	1.46%	52	4.3000	1.200000
							Industrial	3	24,439,213.07	4.08%	52	4.6290	1.552658
Arizona	1	9,202,160.14	1.54%	53	4.8870	1.570000
							Lodging	5	91,670,080.31	15.31%	50	5.0589	0.489631
California	3	62,319,960.44	10.41%	50	5.0744	0.831585
							Mixed Use	1	26,963,925.72	4.50%	48	4.6750	1.930000
Colorado	4	163,650,364.00	27.34%	50	4.5039	2.120050
							Multi-Family	4	46,207,906.04	7.72%	50	4.8631	1.266601
Delaware	1	6,517,358.21	1.09%	50	4.7050	2.000000
							Office	1	74,500,000.00	12.44%	50	4.7815	2.320000
Georgia	1	11,570,000.00	1.93%	53	4.4010	1.950000
							Retail	19	320,518,376.54	53.54%	51	4.6139	1.641852
Illinois	1	3,645,415.35	0.61%	52	5.4230	0.930000
							Self Storage	2	14,341,049.64	2.40%	51	4.8042	2.175507
Indiana	1	15,043,779.64	2.51%	49	4.7740	1.130000
							Totals	35	598,640,551.32	100.00%	51	4.7301	1.542963
Kentucky	1	5,916,049.64	0.99%	49	4.5980	2.340000

Nevada	1	4,800,000.00	0.80%	50	4.4700	3.030000

New Jersey	1	14,930,746.06	2.49%	53	4.5555	0.820000

New York	7	97,255,900.00	16.25%	50	4.8495	1.393050

North Carolina	3	44,764,973.95	7.48%	49	4.7485	1.988182

Ohio	2	12,065,513.00	2.02%	51	4.6755	1.826416

Pennsylvania	3	81,344,373.81	13.59%	52	4.7764	1.085047

South Carolina	1	13,743,978.18	2.30%	48	4.7480	0.610000

Tennessee	1	5,840,518.35	0.98%	50	4.7100	1.680000

Texas	1	20,819,580.81	3.48%	53	4.9830	1.320000

Virginia	1	16,490,185.02	2.75%	49	4.8720	1.390000

Totals	35	598,640,551.32	100.00%	51	4.7301	1.542963

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 4.250%	1	75,000,000.00	12.53%	50	4.0970	2.060000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	25,089,694.72	4.19%	52	4.3791	1.895963	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	145,317,235.52	24.27%	51	4.6188	1.532068	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	15	258,698,507.48	43.21%	50	4.8482	1.713721	49 months or greater	34	598,640,551.32	100.00%	51	4.7301	1.542963
	5.001% to 5.250%	3	63,415,620.17	10.59%	50	5.0906	0.759716	Totals	34	598,640,551.32	100.00%	51	4.7301	1.542963
	5.251% or greater	3	31,119,493.43	5.20%	51	5.3420	0.239743
	Totals	34	598,640,551.32	100.00%	51	4.7301	1.542963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	100 months or less	34	598,640,551.32	100.00%	51	4.7301	1.542963	Interest Only	14	333,238,069.00	55.67%	51	4.5987	1.840813
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	354 months or less	20	265,402,482.32	44.33%	50	4.8950	1.168985
	Totals	34	598,640,551.32	100.00%	51	4.7301	1.542963	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	598,640,551.32	100.00%	51	4.7301	1.542963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	14,150,364.00	2.36%	52	5.1986	1.385617				None
	12 months or less	32	584,490,187.32	97.64%	51	4.7187	1.546773
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	598,640,551.32	100.00%	51	4.7301	1.542963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	30520892	RT	Boulder	CO	Actual/360	4.097%	256,062.50	0.00	0.00	N/A	02/06/26	--	75,000,000.00	75,000,000.00	12/06/21
3	30520891	OF	Centennial	CO	Actual/360	4.782%	296,851.46	0.00	0.00	N/A	02/06/26	--	74,500,000.00	74,500,000.00	12/06/21
4	30310788	RT	Wyncote	PA	Actual/360	4.570%	222,787.50	0.00	0.00	N/A	05/06/26	--	58,500,000.00	58,500,000.00	12/06/21
6	30520886	LO	San Diego	CA	Actual/360	5.064%	137,653.25	40,790.89	0.00	N/A	01/06/26	--	32,619,253.88	32,578,462.99	12/06/21
7	30520847	MU	Charlotte	NC	Actual/360	4.675%	105,241.36	49,899.51	0.00	N/A	12/05/25	--	27,013,825.23	26,963,925.72	12/06/21
8	30520910	LO	Pittsburgh	PA	Actual/360	5.305%	101,158.04	37,745.76	0.00	N/A	03/06/26	--	22,882,119.57	22,844,373.81	12/06/21
9	30520898	LO	Sunnyvale	CA	Actual/360	5.140%	91,451.27	33,993.09	0.00	N/A	02/06/26	--	21,350,490.54	21,316,497.45	12/04/20
10	30310790	RT	Humble	Tx	Actual/360	4.983%	86,583.24	31,289.05	0.00	N/A	05/06/26	--	20,850,869.86	20,819,580.81	12/06/21
11	30520909	RT	Brooklyn	NY	Actual/360	4.849%	74,165.42	0.00	0.00	N/A	02/06/26	--	18,352,100.00	18,352,100.00	12/06/21
12	30520906	RT	Brooklyn	NY	Actual/360	4.849%	73,345.86	0.00	0.00	N/A	02/06/26	--	18,149,300.00	18,149,300.00	12/06/21
13	30520885	RT	Bristol	VA	Actual/360	4.872%	67,048.44	24,208.57	0.00	N/A	01/06/26	--	16,514,393.59	16,490,185.02	12/06/21
14	30310791	LO	Princeton	NJ	Actual/360	4.556%	56,784.72	27,363.35	0.00	N/A	05/06/26	--	14,958,109.41	14,930,746.06	12/06/21
15	30520904	RT	Corona	NY	Actual/360	4.849%	63,766.88	0.00	0.00	N/A	02/06/26	--	15,779,000.00	15,779,000.00	12/06/21
16	30520887	MF	Evansville	IN	Actual/360	4.774%	59,928.12	19,843.86	0.00	N/A	01/06/26	--	15,063,623.50	15,043,779.64	12/06/21
17	30310792	MF	Fayetteville	NC	Actual/360	4.927%	56,655.29	23,998.62	0.00	N/A	04/06/26	--	13,798,731.49	13,774,732.87	11/05/21
18	30520905	RT	Ridgewood	NY	Actual/360	4.849%	57,610.04	0.00	0.00	N/A	02/06/26	--	14,255,500.00	14,255,500.00	12/06/21
19	30520846	MF	Conway	SC	Actual/360	4.748%	54,452.75	18,300.24	0.00	N/A	12/05/25	--	13,762,278.42	13,743,978.18	12/06/21
20	30520903	RT	Brooklyn	NY	Actual/360	4.849%	56,140.64	0.00	0.00	N/A	02/06/26	--	13,891,900.00	13,891,900.00	12/06/21
21	30310793	RT	Decatur	GA	Actual/360	4.401%	42,432.98	0.00	0.00	N/A	05/06/26	--	11,570,000.00	11,570,000.00	12/06/21
22	30520907	RT	Brooklyn	NY	Actual/360	4.849%	41,408.26	0.00	0.00	N/A	02/06/26	--	10,246,400.00	10,246,400.00	12/06/21
23	30310794	IN	Glendale	AZ	Actual/360	4.887%	37,541.10	16,035.51	0.00	N/A	05/06/26	--	9,218,195.65	9,202,160.14	12/06/21
24	30520916	RT	Aurora	CO	Actual/360	5.071%	40,288.87	13,286.88	0.00	N/A	04/06/26	--	9,533,946.61	9,520,659.73	09/06/19
25	30310795	IN	Anchorage	AK	Actual/360	4.300%	31,305.40	16,697.13	0.00	N/A	04/06/26	--	8,736,391.85	8,719,694.72	12/06/21
26	30520900	RT	Troy	OH	Actual/360	4.561%	33,797.03	13,662.38	0.00	N/A	02/06/26	--	8,892,006.38	8,878,344.00	12/06/21
27	30310796	SS	San Rafael	CA	Actual/360	4.949%	34,746.10	0.00	0.00	N/A	05/06/26	--	8,425,000.00	8,425,000.00	12/06/21
28	30520901	IN	Newark	DE	Actual/360	4.705%	25,587.44	8,662.49	0.00	N/A	02/06/26	--	6,526,020.70	6,517,358.21	12/06/21
29	30520908	RT	Brooklyn	NY	Actual/360	4.849%	26,598.30	0.00	0.00	N/A	02/06/26	--	6,581,700.00	6,581,700.00	12/06/21
30	30520896	RT	Athens	TN	Actual/360	4.710%	22,958.45	8,767.05	0.00	N/A	02/06/26	--	5,849,285.40	5,840,518.35	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
31	30520884	SS	Wilder	KY	Actual/360	4.598%	22,699.18	8,052.31	0.00	N/A	01/06/26	--	5,924,101.95	5,916,049.64	12/06/21
33	30520902	RT	Las Vegas	NV	Actual/360	4.470%	17,880.00	0.00	0.00	N/A	02/06/26	--	4,800,000.00	4,800,000.00	12/06/21
34	30520917	RT	Aurora	CO	Actual/360	5.461%	21,096.50	6,040.04	0.00	N/A	04/06/26	--	4,635,744.31	4,629,704.27	12/06/19
35	30520895	RT	Clayton	NC	Actual/360	4.630%	15,558.50	6,125.10	0.00	N/A	02/06/26	--	4,032,440.46	4,026,315.36	12/06/21
36	30520915	MF	Chicago	IL	Actual/360	5.423%	16,497.38	5,120.57	0.00	N/A	04/06/26	--	3,650,535.92	3,645,415.35	12/06/21
37	30520918	RT	Ashland	OH	Actual/360	4.995%	13,265.26	0.00	0.00	N/A	04/06/26	--	3,187,169.00	3,187,169.00	12/06/21
Totals							2,361,347.53	409,882.40	0.00				599,050,433.72	598,640,551.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	14,310,466.16	13,438,715.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,541,359.90	15,587,550.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,228,319.84	4,787,802.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	799,637.28	2,664,985.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,713,990.95	4,000,484.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	201,743.96	(193,856.96)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(111,854.41)	0.00	--	--	07/06/21	0.00	0.00	125,144.56	1,504,241.13	0.00	0.00
10	2,108,606.34	2,045,359.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,216,618.77	1,222,322.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,315,453.67	1,332,315.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,283,397.00	1,621,210.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(202,074.76)	1,014,708.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,012,235.50	1,013,794.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,402,576.38	1,476,544.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,678,762.88	2,185,670.20	01/01/21	09/30/21	--	0.00	0.00	80,596.42	80,596.42	0.00	0.00
18	667,517.76	1,080,559.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	542,807.06	562,614.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	891,293.13	947,885.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,110,123.96	1,092,455.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	615,680.37	673,759.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,068,187.35	1,069,865.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	08/06/21	147,355.50	13,860.04	52,819.79	1,431,578.71	191,432.90	0.00
25	579,966.35	755,488.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,121,159.75	1,092,884.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	846,766.27	879,326.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	864,432.95	824,343.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	422,461.65	469,066.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	693,675.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	740,388.41	876,618.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	660,695.44	712,130.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	08/06/21	265,843.28	11,749.59	25,862.75	639,050.31	54,624.89	0.00
35	500,107.52	491,572.48	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	282,291.92	250,290.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	313,405.20	313,405.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	61,420,200.15	64,289,872.07				413,198.78	25,609.63	284,423.52	3,655,466.57	246,057.79	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	3	35,466,861.45	0	0.00	2	14,150,364.00	0	0.00	0	0.00	0	0.00	4.730077%	4.706382%	51
11/15/21	0	0.00	0	0.00	3	35,520,181.46	0	0.00	2	14,169,690.92	0	0.00	0	0.00	0	0.00	4.730181%	4.706483%	52
10/13/21	0	0.00	0	0.00	3	35,568,193.65	0	0.00	2	14,186,894.75	0	0.00	0	0.00	0	0.00	4.730274%	4.706574%	53
09/13/21	0	0.00	0	0.00	3	35,621,079.90	0	0.00	2	14,206,064.29	0	0.00	0	0.00	0	0.00	4.730377%	4.706675%	54
08/12/21	0	0.00	0	0.00	3	35,668,645.85	0	0.00	2	14,223,106.22	0	0.00	0	0.00	0	0.00	4.730469%	4.706764%	55
07/12/21	0	0.00	0	0.00	3	35,716,001.45	0	0.00	2	14,240,072.31	0	0.00	0	0.00	0	0.00	4.730560%	4.706853%	56
06/11/21	0	0.00	0	0.00	3	35,768,255.02	0	0.00	2	14,259,012.77	0	0.00	0	0.00	0	0.00	4.730662%	4.706952%	57
05/12/21	0	0.00	0	0.00	3	35,815,170.09	0	0.00	2	14,275,819.04	0	0.00	0	0.00	0	0.00	4.730752%	4.707040%	58
04/12/21	0	0.00	0	0.00	3	35,866,999.16	0	0.00	2	14,294,605.50	0	0.00	0	0.00	0	0.00	4.733509%	4.709468%	58
03/12/21	0	0.00	1	21,602,224.18	2	14,311,253.35	0	0.00	2	14,311,253.35	0	0.00	0	0.00	0	0.00	4.733596%	4.708567%	59
02/12/21	1	21,641,152.02	0	0.00	2	14,334,009.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.733713%	4.708681%	60
01/12/21	0	0.00	0	0.00	2	14,350,481.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.733799%	4.708765%	61
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30520898	12/04/20	11	6	125,144.56	1,504,241.13	12,383.70	21,700,076.95	03/15/21	1
17	30310792	11/05/21	0	A	80,596.42	80,596.42	0.00	13,798,731.49
24	30520916	09/06/19	26	6	52,819.79	1,431,578.71	196,287.67	9,844,996.26	10/11/19	7			02/16/21
34	30520917	12/06/19	23	6	25,862.75	639,050.31	181,948.61	4,759,927.61	10/11/19	7			02/16/21
Totals					284,423.52	3,655,466.57	390,619.98	50,103,732.31
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		40,707,904	40,707,904	0		0
49 - 60 Months		557,932,647	522,465,786	21,316,497		14,150,364
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	598,640,551	563,173,690	0	0	21,316,497	14,150,364
Nov-21	599,050,434	563,530,252	0	0	21,350,491	14,169,691
Oct-21	599,422,609	563,854,416	0	0	21,381,299	14,186,895
Sep-21	599,829,323	564,208,244	0	0	21,415,016	14,206,064
Aug-21	600,198,239	564,529,593	0	0	21,445,540	14,223,106
Jul-21	600,565,611	564,849,609	0	0	21,475,929	14,240,072
Jun-21	600,967,695	565,199,440	0	0	21,509,242	14,259,013
May-21	601,331,846	565,516,676	0	0	21,539,351	14,275,819
Apr-21	607,730,827	571,863,828	0	0	21,572,394	14,294,606
Mar-21	608,091,784	572,178,307	0	21,602,224	0	14,311,253
Feb-21	608,560,625	572,585,464	21,641,152	0	14,334,009	0
Jan-21	608,910,629	594,560,147	0	0	14,350,481	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30520898	21,316,497.45	21,700,076.95	30,000,000.00	05/04/21	(162,136.25)	(0.11000)	12/31/20	02/06/26	292
24	30520916	9,520,659.73	9,844,996.26	12,100,000.00	05/05/21	994,438.00	1.43992	--	04/06/26	292
34	30520917	4,629,704.27	4,759,927.61	5,700,000.00	05/05/21	450,065.00	1.27394	--	04/06/26	292
Totals		35,466,861.45	36,305,000.82	47,800,000.00		1,282,366.75

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	30520898	LO	CA	03/15/21	1

12/5/2021 - The loan is 60+days delinquent. Collateral is an 85-key Aloft hotel in downtown Sunnyvale, CA. Hotel was rebranded as an Aloft in 2015. Loan initially transferred as NT for COVID relief. Lender and Borrower were discussing relief options when the loan became delinquent. As of 6/21, the Property reported OCC/ADR/RevPAR of 23%/$86/$20. Lender and Borrower have tentatively agreed on a Loan Mod to reinstate teh Loan. Counsel in process of documenting said

Loan Mod.

24	30520916	RT	CO	10/11/19	7

12/5/2021 - REO Title Date: 2/16/21. Description of Collateral: Subject is a 72,991 SF unanchored neighborhood retail center located in Aurora, CO, 10 miles SE of Denver. The property was built in 1980. Collateral is made up of five buildings constructedi n 1980 on a 6.99-acre site. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Pylon signage and some paint work in process. Leasing Summary: A few leads for a restaurant vacancy as well as an office suite. Marketing Summ ary: Property is not currently listed for sale.

34	30520917	RT	CO	10/11/19	7

12/5/2021 - REO Title Date: 2/16/21. Description of Collateral: Subject is a 32,018 SF H-Mart (Korean grocery based out of Houston) shadow-anchored retail center located in Aurora, CO, 15 miles SE of Denver. The property was built in 1988 on a 2.55-acre s ite. The asset is located at the SW corner of South Parker Rd and Yale Avenue and is shadow anchored by an H-Mart (60k sf Asian Grocer) who owns their store. Crossed with or is a Companion Loan to: No. Deferred

Maintenance/Repair Issues: Garbage enclosu res need to be rebuilt. Leasing Summary: Several leasing leads, including a Korean bank, Korean hotdog/boba tea and ice cream restaurant and dry cleaner. Marketing Summary: Property is not currently listed for sale.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30520886	33,000,000.00	5.06400%	33,000,000.00 5.06400%		8	08/18/20	08/06/20	10/27/20
8	30520910	23,373,778.20	5.30500%	23,373,778.20 5.30500%		8	09/04/20	06/06/20	09/15/20
9	30520898	21,822,509.71	5.14000%	21,822,509.71 5.14000%		8	08/06/20	05/06/20	08/19/20
Totals		78,196,287.91		78,196,287.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	4,448.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	138.03	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	622.09	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	1,208.70	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,448.02	0.00	0.00	1,830.79	0.00	0.00	138.03	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,416.84

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Supplemental Notes
None

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